Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Table Text Block]	Information regarding our intangible assets is as follows:

	2020		2019
March 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$614,162	$227,581	$623,774	$189,752
Non-compete agreements	4,646	4,012	4,693	3,945
Patents and technology	259,101	145,457	226,520	126,149
Trademarks and tradenames	62,543	39,942	63,570	38,850
Supplier relationships	54,800	12,787	54,800	10,047
Total	$995,252	$429,779	$973,357	$368,743

Schedule of Goodwill [Table Text Block]
Changes to the carrying amount of goodwill for the years ended March 31, 2020 and 2019 were as follows:

	Healthcare Segment	Life Sciences Segment	Applied Sterilization Technologies Segment	Total
Balance at March 31, 2018	792,699	148,816	1,492,269	2,433,784
Goodwill acquired or allocated	(2,109)	—	5,341	3,232
Foreign currency translation adjustments	(18,396)	(1,021)	(94,671)	(114,088)
Balance at March 31, 2019	$772,194	$147,795	$1,402,939	$2,322,928
Goodwill acquired or allocated	66,586	—	7,945	74,531
Divestitures	(199)	—	—	(199)
Foreign currency translation adjustments	(11,315)	762	(30,622)	(41,175)
Balance at March 31, 2020	$827,266	$148,557	$1,380,262	$2,356,085

Schedule of Expected Amortization Expense	Based upon the current amount of intangible assets subject to amortization, the amortization expense for each of the five succeeding fiscal years is estimated to be as follows:

	2021	2022	2023	2024	2025
Estimated amortization expense	$71,049	$68,393	$62,808	$56,549	$54,772